EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated February 28, 2019, for Class I and Class S of U.S. Equity Index PutWrite Strategy Portfolio, a series of Neuberger Berman Advisers Management Trust, which was filed with the Securities and Exchange Commission on February 28, 2019 (Accession No. 0000898432-19-000343).